Quarterly Report
March 31, 2020
MFS®  Mid Cap Value Portfolio
MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace – 3.3%
Huntington Ingalls Industries, Inc.	8,113	$1,478,270
L3Harris Technologies, Inc.	22,451	4,043,874
Leidos Holdings, Inc.	33,953	3,111,792
		$8,633,936
Airlines – 0.5%
Alaska Air Group, Inc.	19,676	$560,176
Delta Air Lines, Inc.	29,338	837,013
		$1,397,189
Alcoholic Beverages – 0.3%
Molson Coors Beverage Co.	22,289	$869,494
Apparel Manufacturers – 0.8%
PVH Corp.	21,129	$795,296
Skechers USA, Inc., “A” (a)	49,506	1,175,272
		$1,970,568
Automotive – 1.2%
Lear Corp.	18,278	$1,485,087
LKQ Corp. (a)	77,478	1,589,074
		$3,074,161
Brokerage & Asset Managers – 3.5%
Apollo Global Management, Inc.	68,169	$2,283,662
E*TRADE Financial Corp.	28,954	993,701
NASDAQ, Inc.	41,423	3,933,114
Raymond James Financial, Inc.	31,565	1,994,908
		$9,205,385
Business Services – 2.1%
Amdocs Ltd.	51,970	$2,856,791
Global Payments, Inc.	13,432	1,937,298
PPD, Inc. (a)	36,304	646,574
		$5,440,663
Chemicals – 2.8%
Celanese Corp.	19,935	$1,463,029
Eastman Chemical Co.	42,198	1,965,583
FMC Corp.	31,330	2,559,348
PPG Industries, Inc.	13,848	1,157,693
		$7,145,653
Computer Software – 0.4%
Change Healthcare, Inc. (a)	107,253	$1,071,457
Computer Software - Systems – 1.4%
Verint Systems, Inc. (a)	33,744	$1,450,992
Zebra Technologies Corp., “A” (a)	11,923	2,189,063
		$3,640,055
Construction – 5.8%
Fortune Brands Home & Security, Inc.	28,542	$1,234,441
Masco Corp.	61,522	2,126,816
Mid-America Apartment Communities, Inc., REIT	26,360	2,715,871
Owens Corning	44,055	1,709,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	27,337	$2,733,700
Toll Brothers, Inc.	81,878	1,576,151
Vulcan Materials Co.	16,357	1,767,701
Whirlpool Corp.	14,489	1,243,156
		$15,107,611
Consumer Products – 1.5%
Energizer Holdings, Inc.	45,133	$1,365,273
International Flavors & Fragrances, Inc.	11,924	1,217,202
Newell Brands, Inc.	102,308	1,358,650
		$3,941,125
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	17,810	$1,358,636
Containers – 1.9%
Berry Global Group, Inc. (a)	42,664	$1,438,203
Graphic Packaging Holding Co.	179,023	2,184,081
WestRock Co.	48,724	1,376,940
		$4,999,224
Electrical Equipment – 2.6%
HD Supply Holdings, Inc. (a)	88,850	$2,526,006
Reynolds Consumer Products, Inc.	59,029	1,721,876
Sensata Technologies Holding PLC (a)	43,668	1,263,315
TE Connectivity Ltd.	21,606	1,360,746
		$6,871,943
Electronics – 4.1%
Analog Devices, Inc.	31,980	$2,867,007
Corning, Inc.	63,054	1,295,129
Marvell Technology Group Ltd.	107,947	2,442,841
Maxim Integrated Products, Inc.	45,515	2,212,484
NXP Semiconductors N.V.	21,595	1,790,873
		$10,608,334
Energy - Independent – 2.6%
Cabot Oil & Gas Corp.	97,802	$1,681,216
Diamondback Energy, Inc.	11,399	298,654
Hess Corp.	39,619	1,319,313
Pioneer Natural Resources Co.	22,988	1,612,608
Valero Energy Corp.	30,092	1,364,973
WPX Energy, Inc. (a)	182,274	555,936
		$6,832,700
Engineering - Construction – 1.8%
KBR, Inc.	136,625	$2,825,405
Quanta Services, Inc.	55,386	1,757,398
		$4,582,803
Entertainment – 0.1%
Six Flags Entertainment Corp.	24,457	$306,691
Food & Beverages – 4.6%
Archer Daniels Midland Co.	69,725	$2,452,925
Coca-Cola European Partners PLC	52,967	1,987,852
Ingredion, Inc.	24,220	1,828,610
J.M. Smucker Co.	20,966	2,327,226
Kellogg Co.	29,500	1,769,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Sanderson Farms, Inc.	12,070	$1,488,472
		$11,854,790
Food & Drug Stores – 1.0%
Kroger Co.	87,226	$2,627,247
Gaming & Lodging – 0.7%
Royal Caribbean Cruises Ltd.	22,473	$722,956
Wyndham Hotels & Resorts, Inc.	31,193	982,892
		$1,705,848
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	23,976	$1,761,517
Insurance – 7.8%
Arthur J. Gallagher & Co.	37,949	$3,093,223
Assurant, Inc.	26,039	2,710,400
Athene Holding Ltd. (a)	55,756	1,383,864
Equitable Holdings, Inc.	104,983	1,517,004
Everest Re Group Ltd.	12,795	2,462,014
Hanover Insurance Group, Inc.	12,307	1,114,768
Hartford Financial Services Group, Inc.	79,774	2,811,236
Lincoln National Corp.	47,526	1,250,884
Reinsurance Group of America, Inc.	14,638	1,231,641
Willis Towers Watson PLC	16,230	2,756,666
		$20,331,700
Leisure & Toys – 1.7%
Brunswick Corp.	40,391	$1,428,630
Electronic Arts, Inc. (a)	21,339	2,137,528
Harley-Davidson, Inc.	40,139	759,831
		$4,325,989
Machinery & Tools – 3.0%
AGCO Corp.	41,379	$1,955,158
Eaton Corp. PLC	37,705	2,929,301
ITT, Inc.	34,598	1,569,365
Regal Beloit Corp.	23,046	1,450,746
		$7,904,570
Major Banks – 1.8%
Comerica, Inc.	38,449	$1,128,094
KeyCorp	173,755	1,801,839
State Street Corp.	32,040	1,706,771
		$4,636,704
Medical & Health Technology & Services – 4.3%
AmerisourceBergen Corp.	20,476	$1,812,126
Laboratory Corp. of America Holdings (a)	8,742	1,104,901
PRA Health Sciences, Inc. (a)	24,157	2,005,997
Premier, Inc., “A” (a)	59,698	1,953,319
Quest Diagnostics, Inc.	23,023	1,848,747
Universal Health Services, Inc.	23,415	2,319,958
		$11,045,048

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 2.3%
Boston Scientific Corp. (a)	44,275	$1,444,693
PerkinElmer, Inc.	22,817	1,717,664
Zimmer Biomet Holdings, Inc.	28,213	2,851,770
		$6,014,127
Natural Gas - Distribution – 1.7%
Atmos Energy Corp.	2,423	$240,434
NiSource, Inc.	72,231	1,803,608
Sempra Energy	20,709	2,339,910
		$4,383,952
Natural Gas - Pipeline – 0.6%
Equitrans Midstream Corp.	65,032	$327,111
Plains GP Holdings LP	163,533	917,420
Targa Resources Corp.	47,084	325,351
		$1,569,882
Network & Telecom – 1.0%
Motorola Solutions, Inc.	18,842	$2,504,479
Oil Services – 0.5%
Halliburton Co.	75,001	$513,757
NOW, Inc. (a)	82,849	427,501
Patterson-UTI Energy, Inc.	119,506	280,839
		$1,222,097
Other Banks & Diversified Financials – 6.0%
Discover Financial Services	38,186	$1,362,095
Element Fleet Management Corp.	194,457	1,238,069
M&T Bank Corp.	16,227	1,678,359
Northern Trust Corp.	31,860	2,404,155
Prosperity Bancshares, Inc.	25,962	1,252,666
Signature Bank	24,126	1,939,489
SLM Corp.	114,593	823,924
SVB Financial Group (a)	9,384	1,417,735
Truist Financial Corp.	73,529	2,267,634
Wintrust Financial Corp.	32,207	1,058,322
		$15,442,448
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	55,107	$1,233,846
Mylan N.V. (a)	55,331	824,985
		$2,058,831
Pollution Control – 1.0%
Republic Services, Inc.	20,624	$1,548,037
Stericycle, Inc. (a)	23,948	1,163,394
		$2,711,431
Railroad & Shipping – 1.2%
Kansas City Southern Co.	24,806	$3,154,827
Real Estate – 6.4%
Annaly Mortgage Management, Inc., REIT	116,961	$592,992
Brixmor Property Group, Inc., REIT	129,354	1,228,863
EPR Properties, REIT	29,231	707,975
Life Storage, Inc., REIT	34,985	3,307,832
Medical Properties Trust, Inc., REIT	133,023	2,299,968
Spirit Realty Capital, Inc., REIT	39,135	1,023,380

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Sun Communities, Inc., REIT	23,569	$2,942,589
VICI Properties, Inc., REIT	130,275	2,167,776
W.P. Carey, Inc., REIT	40,172	2,333,190
		$16,604,565
Restaurants – 0.6%
Wendy's Co.	104,656	$1,557,281
Specialty Chemicals – 1.9%
Axalta Coating Systems Ltd. (a)	102,125	$1,763,699
Corteva, Inc.	84,124	1,976,914
Univar Solutions, Inc. (a)	107,215	1,149,345
		$4,889,958
Specialty Stores – 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	46,413	$1,182,139
Tractor Supply Co.	14,539	1,229,272
Urban Outfitters, Inc. (a)	41,803	595,275
		$3,006,686
Telephone Services – 0.4%
Liberty Broadband Corp. (a)	9,063	$1,003,455
Trucking – 0.8%
Knight-Swift Transportation Holdings, Inc.	65,665	$2,153,812
Utilities - Electric Power – 8.8%
AES Corp.	161,944	$2,202,438
CenterPoint Energy, Inc.	91,811	1,418,480
CMS Energy Corp.	60,300	3,542,625
Edison International	23,216	1,272,005
Eversource Energy	44,938	3,514,601
FirstEnergy Corp.	55,242	2,213,547
Pinnacle West Capital Corp.	45,602	3,456,176
Public Service Enterprise Group, Inc.	63,950	2,871,994
Southern Co.	44,759	2,423,252
		$22,915,118
Total Common Stocks		$254,443,990
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 1.28% (v)	4,856,863	$4,857,834

Other Assets, Less Liabilities – 0.1%		386,860
Net Assets – 100.0%		$259,688,684
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,857,834 and $254,443,990, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$254,443,990	$—	$—	$254,443,990
Mutual Funds	4,857,834	—	—	4,857,834
Total	$259,301,824	$—	$—	$259,301,824
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,410,369	$44,200,220	$40,753,468	$296	$417	$4,857,834

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,603	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.